Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, net
Total	6,461,322	5,727,955
Less: accumulated depreciation	(2,759,096)	(2,209,955)
Subtotal	3,702,226	3,518,000
Construction-in-progress	464,521	640,108
Property and equipment, net	4,166,747	4,158,108
Interest capitalized	38,053	39,902	51,783
Impairment loss			397,789
Depreciation expense	672,855	580,157	646,955
Impairment loss related to retirement of long-lived assets	0	0
JA Hebei and JA Fengxian facilities
Property, plant and equipment, net
Impairment loss			147,092
Capacity of outdated solar cells and solar modules facilities (in mega watts)			300
Buildings
Property, plant and equipment, net
Total	1,482,046	1,255,743
Buildings | Agriculture Bank of China | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	218,603
Bank borrowing loan against asset	85,400
Buildings | Agriculture Bank of China | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	91,653
Bank borrowing loan against asset	140,000
Buildings | Shanghai Pudong Development Bank | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	116,192
Bank borrowing loan against asset	39,980
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	92,175	83,745
Motor vehicles
Property, plant and equipment, net
Total	29,550	26,318
Machinery and equipment
Property, plant and equipment, net
Total	4,705,592	4,220,860
Impairment loss	0	0	250,697
Leasehold improvements
Property, plant and equipment, net
Total	151,959	141,289
Buildings, machineries, equipment and construction in progress | Hefei High-Tech Industrial Development Zone Management Co., Ltd | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	834,341
Bank borrowing loan against asset	1,440,000